Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000244572
Shareholder Report [Line Items]
Fund Name	Eagle Capital Select Equity ETF
Trading Symbol	EAGL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Eagle Capital Select Equity ETF for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section. You can also request this information by contacting us at (833) 782-2211.
Additional Information Phone Number	(833) 782-2211
Additional Information Website	https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eagle Capital Select Equity ETF	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the Fiscal Year to Date ended June 30, 2026, the Eagle Capital Select Equity ETF (the “Fund”) returned 7.26% (based on net asset value), underperforming the 22.32% return of its benchmark.

The Information Technology sector continued to lead the market over the period, supported by strong corporate earnings, ongoing investment in AI infrastructure, and resilient consumer demand—key drivers of the S&P 500's robust performance.

Top Performance Contributors

Within the Information Technology sector, the Fund benefited from its exposure to semiconductor-related holdings, led by Taiwan Semiconductor and ASML Holding, as continued AI-driven capital spending supported performance. The Health Care sector was another area of strength, with Humana and UnitedHealth Group contributing meaningfully to results. Alphabet, within the Communication Services sector, also added significantly to performance.

Performance Detractors

While semiconductor-related technology holdings performed well, several of the Fund's enterprise software holdings detracted from results. Workday, SAP, Intuit, and Microsoft declined due to negative sentiment surrounding the impact of AI on software companies broadly. The Fund's allocation to Charter Communications within the Communication Services sector also detracted from results, primarily due to broad industry weakness driven by higher-than-expected broadband subscriber losses.

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Eagle Capital Select Equity ETF - NAV	7.26%	11.80%
S&P 500 Index	22.32%	18.54%

Performance Inception Date	Mar. 22, 2024
AssetsNet	$ 4,268,253,260
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 28,666,965
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$4,268,253,260
Total advisory fees paid	$28,666,965
Total number of portfolio holdings	28
Period portfolio turnover rate	23%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]
Table Summary
Sectors	% of Net Assets
Information Technology	22.5%
Financials	21.8%
Health Care	17.7%
Consumer Discretionary	17.3%
Communication Services	8.1%
Energy	7.6%
Consumer Staples	2.0%
Materials	1.8%
Industrials	0.7%
Money Market Funds	0.5%

Material Fund Change [Text Block]